Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash	$ 1,226,873	$ 2,550,152
Short-term investments	3,551,968	11,073,200
Accounts receivable from third-party customers, net	1,916,840	5,164,380
Accounts receivable - related parties	559,465	244,764
Inventories, net	2,860,700	5,362,731
Prepayments and other current assets	1,471,612	1,527,397
Total current assets	11,627,458	25,922,624
Property, plant and equipment, net	43,533,512	35,516,368
Right-of-use lease assets, net	5,123,898
Intangible assets, net	2,104,803	2,226,798
Long-term prepayments for land lease		4,107,550
Long-term investments in equity investees	1,046,360	995,131
Deferred tax assets	115,230	255,456
TOTAL ASSETS	63,551,261	69,023,927
CURRENT LIABILITIES
Short-term bank loans	5,142,000	2,914,000
Accounts payable	705,223	543,158
Accounts payable - related parties	305,215
Due to a related party	25,462
Advance from customers	152,299	179,306
Taxes payable	2,814,411	2,909,097
Accrued liabilities and other payable	1,452,408	1,526,862
Operating lease liabilities, current	172,716
Total current liabilities	10,769,734	8,072,423
Long term bank loan	73,300
Operating lease liabilities, non-current	1,200,299
TOTAL LIABILITIES	12,043,333	8,072,423
Commitments
EQUITY
Additional paid-in capital	53,221,610	52,827,145
Statutory reserve	191,716	191,716
Retained earnings	3,216,071	11,657,630
Accumulated other comprehensive loss	(5,787,965)	(3,894,300)
Total Dogness (International) Corporation stockholders' equity	50,893,259	60,834,018
Noncontrolling interest	614,669	117,486
Total equity	51,507,928	60,951,504
TOTAL LIABILITIES AND EQUITY	63,551,261	69,023,927
Common Class A [Member]
EQUITY
Common stock, $0.002 par value, 100,0000,000 shares authorized, 25,913,631 issued and outstanding	33,689	33,689
Class B Common Shares [Member]
EQUITY
Common stock, $0.002 par value, 100,0000,000 shares authorized, 25,913,631 issued and outstanding	$ 18,138	$ 18,138